Goodwill - Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,440	$ 1,473
Acquisitions	3	1
Impairments		(22)
Foreign exchange and other	(93)	(12)
Goodwill, Ending balance	1,350	1,440
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	656	701
Acquisitions	3	(24)
Foreign exchange and other	(24)	(21)
Goodwill, Ending balance	635	656
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	655	611
Acquisitions		22
Foreign exchange and other	(67)	22
Goodwill, Ending balance	588	655
Asia [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	129	74
Acquisitions		3
Reallocation between reporting segments		51
Foreign exchange and other	(2)	1
Goodwill, Ending balance	127	129
Rest of World [Member]
Goodwill [Line Items]
Goodwill, Beginning balance		87
Impairments		(22)
Reallocation between reporting segments		(51)
Foreign exchange and other		$ (14)